Schedule of Inventory, Current (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Summary Of Significant Accounting Policies Schedule Of Inventory, Current 1		$ 587,688
Summary Of Significant Accounting Policies Schedule Of Inventory, Current 2		300,575
Summary Of Significant Accounting Policies Schedule Of Inventory, Current 3		232
Summary Of Significant Accounting Policies Schedule Of Inventory, Current 4		300
Summary Of Significant Accounting Policies Schedule Of Inventory, Current 5		134,133
Summary Of Significant Accounting Policies Schedule Of Inventory, Current 6		819,988
Summary Of Significant Accounting Policies Schedule Of Inventory, Current 7		$ 434,708
Summary Of Significant Accounting Policies Schedule Of Inventory, Current 1	$ 453,858
Summary Of Significant Accounting Policies Schedule Of Inventory, Current 2	587,689
Summary Of Significant Accounting Policies Schedule Of Inventory, Current 3	180,489
Summary Of Significant Accounting Policies Schedule Of Inventory, Current 4	232,300
Summary Of Significant Accounting Policies Schedule Of Inventory, Current 5	634,347
Summary Of Significant Accounting Policies Schedule Of Inventory, Current 6	$ 819,989